Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Open Loan Commitments

The table below outlines the Company’s open loan commitments at December 31, 2017 and December 31, 2016:

	December 31,
	2017	2016
Commitments to extend credit	$54,458	$43,365
Standby letters of credit	143	228
Unused commercial lines of credit	62,910	59,790
Unused home equity lines of credit	32,701	31,818
Unused personal lines of credit	17,048	18,559

Future Minimal Purchase, Lease and Rental Commitments	At December 31, 2017, future minimal purchase, lease and rental commitments were as follows:

Years Ending December 31,
2018	$2,286
2019	1,953
2002	202
2021	169
2022	110

Total	$4,720